Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents	$ 11,539	$ 9,736	$ 22,924
Certificates of deposit	1,807	1,805	2,396
Investment securities		0	13,567
Accounts receivable, Less allowance for doubtful accounts of $7,460 and $14,536	27,581	28,811	33,255
Other current assets	7,568	9,300	9,714
Total current assets	48,495	49,652	81,856
Property and equipment	66,998	68,381	80,488
Goodwill	98,238	98,238	98,238
Intangible assets, net of accumulated amortization of $44,139 and $40,653	5,713	6,261	9,747
Other Assets, Noncurrent	3,821	3,879	6,259
Total assets	223,265	226,411	276,588
Revolving credit facility		0	17,122
Senior secured notes		0	300,840
Accounts payable	5,303	4,433	8,105
Accrued expenses and other current liabilities	20,821	20,361	29,631
Taxes payable	7,195	8,820	7,895
Deferred revenues	10,567	10,567	11,055
Capital Lease Obligations, Current	1,871	1,818	1,867
Total current liabilities	45,757	45,999	376,515
Long-term Debt	150,000	150,000	0
Deferred rent payable	4,832	4,822	4,527
Deferred revenues	1,089	1,077	1,038
Capital Lease Obligations, Noncurrent	617	1,080	2,726
Deferred income taxes payable	6,190	5,948	4,979
Other	454	792	980
Total liabilities	208,939	209,718	390,765
Common stock	100	100
Preferred stock	0	0
Additional paid-in capital	306,792	306,792	140,811
Accumulated deficit	(292,566)	(290,199)	(254,926)
Treasury stock, at cost		0	(177)
Total stockholders’ equity (deficit)	14,326	16,693	(114,177)
Total liabilities and stockholders’ deficiency	223,265	226,411	276,588
Common Stock [Member]
Common stock		100	0
Common Class A [Member]
Common stock		0	107
Common Class B [Member]
Common stock		0	4
Preferred Stock [Member]
Preferred stock		0	0
Series A Preferred Stock [Member]
Preferred stock		0	1
Series A-1 Preferred Stock [Member]
Preferred stock		0	1
Series B Preferred Stock [Member]
Preferred stock		0	1
Series B-1 Preferred Stock [Member]
Preferred stock		0	1
Series C Preferred Stock [Member]
Preferred stock		$ 0	$ 0